Profit for the Year (Tables)	12 Months Ended
Dec. 31, 2023
Profit or loss [abstract]
Summary of Profit for the year
Profit for the year has been arrived at after charging (crediting):

	2023	2022	2021
	S$’000	S$’000	S$’000
Share of profit from an associate	—	139	101
Included in employee benefits expense:
Wages, salaries, bonuses and other benefits	416,913	399,995	322,539
Defined contribution plan	17,160	16,021	11,741
Equity-settled share-based payment (net reversal) expense	(9,108)	19,465	5,204
Cash-settled share-based payment (net reversal) expense	(394)	869	199
Included in interest expense:
Interest on bank loans	—	170	6,666
Interest expense on lease liabilities	1,975	1,554	1,529
Accretion on provision for reinstatement cost	104	136	158
Others	98	76	61
Included in other operating expense:
Professional fees	5,932	4,646	3,737
Utilities expense	3,455	2,599	2,131
Foreign exchange gain — net	(426)	(1,716)	(1,375)